Expense Example {- Fidelity Multi-Asset Index Fund} - 02.28 Fidelity Multi-Asset Index Fund PRO-12 - Fidelity Multi-Asset Index Fund - Fidelity Multi-Asset Index Fund	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 11
3 years	39
5 years	71
10 years	$ 164